BACKGROUND - Exchange rates applied (Details)	6 Months Ended
	Jun. 30, 2019 ₫ / £	Jun. 30, 2019 ₫ / £ $ / £	Jun. 30, 2019 ₫ / £ ฿ / £	Jun. 30, 2019 ₫ / £ $ / £	Jun. 30, 2019 ₫ / £ RM / £	Jun. 30, 2019 ₫ / £ ₨ / £	Jun. 30, 2019 ₫ / £ Rp / £	Jun. 30, 2019 ₫ / £ $ / £	Jun. 30, 2019 ₫ / £ ¥ / £	Jun. 30, 2018 ₫ / £	Jun. 30, 2018 ₫ / £ $ / £	Jun. 30, 2018 ₫ / £ ฿ / £	Jun. 30, 2018 ₫ / £ $ / £	Jun. 30, 2018 ₫ / £ RM / £	Jun. 30, 2018 ₫ / £ ₨ / £	Jun. 30, 2018 ₫ / £ Rp / £	Jun. 30, 2018 ₫ / £ $ / £	Jun. 30, 2018 ₫ / £ ¥ / £	Jun. 30, 2019 $ / £	Jun. 30, 2019 ฿ / £	Jun. 30, 2019 $ / £	Jun. 30, 2019 RM / £	Jun. 30, 2019 ₨ / £	Jun. 30, 2019 Rp / £	Jun. 30, 2019 $ / £	Jun. 30, 2019 ¥ / £	Dec. 31, 2018 ₫ / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 ฿ / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 RM / £	Dec. 31, 2018 ₨ / £	Dec. 31, 2018 Rp / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 ¥ / £	Jun. 30, 2018 $ / £	Jun. 30, 2018 ฿ / £	Jun. 30, 2018 $ / £	Jun. 30, 2018 RM / £	Jun. 30, 2018 ₨ / £	Jun. 30, 2018 Rp / £	Jun. 30, 2018 $ / £	Jun. 30, 2018 ¥ / £
BACKGROUND
Closing rate	29,660.27	29,660.27	29,660.27	29,660.27	29,660.27	29,660.27	29,660.27	29,660.27	29,660.27	30,310.96	30,310.96	30,310.96	30,310.96	30,310.96	30,310.96	30,310.96	30,310.96	30,310.96	1.27	39.06	1.72	5.26	87.85	17,980.07	9.94	8.74	29,541.15	1.27	41.47	1.74	5.26	88.92	18,314.37	9.97	8.74	1.32	43.74	1.80	5.33	90.46	18,919.18	10.36	8.75
Average rate	30,087.11	1.29	40.91	1.76	5.33	90.62	18,364.05	10.15	8.78	31,329.01	1.38	43.66	1.83	5.42	90.37	18,938.64	10.78	8.76